Asset Acquisitions - Divestiture of VDL - Narrative (Details)			12 Months Ended
	Feb. 09, 2023	Nov. 10, 2022 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of other assets			$ 4,080	$ 0
Discontinued Operations, Disposed of by Sale | Verdelite SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price		$ 9,451,233
Cash deposit		557,705
Cash proceeds		5,532,266
Gain (loss) on disposition of other assets			$ 307,086
Discontinued Operations, Disposed of by Sale | Verdelite SPA | Disposal Group, Tranche One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		$ 370,350
Number of installments | installment		5
Discontinued Operations, Disposed of by Sale | Verdelite SPA | Disposal Group, Tranche Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		$ 2,777,625
Number of installments | installment		3
Discontinued Operations, Disposed of by Sale | Verdelite SPA | Installment Term One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Installment term	18 months
Discontinued Operations, Disposed of by Sale | Verdelite SPA | Installment Term Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Installment term	30 months
Discontinued Operations, Disposed of by Sale | Verdelite SPA | Installment Term Three
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Installment term	42 months